NOTE 8 - NOTES PAYABLE - (NON-CONVERTIBLE) (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]	Notes payable as of December 31 consisted of the following:

	Collateral		Interest	Monthly		December 31,
Type	(If any)		Rate	Payments	Maturity	2015	2014

Bank	Autos	(2)	6.00%	$468	Jan. 2017	2,561	10,949
Bank	Autos	(2)	6.50%	$1,017	Jun. 2018	10,718	21,818
Bank	Autos	(2)	6.50%	$220	Jul. 2018	6,242	8,387
Bank	Autos	(2)	4.00%	$312	Mar. 2019	11,367	14,569
Bank	Autos	(2)	4.00%	$254	Mar. 2019	-	11,893
Bank	Autos	(2)	4.00%	$346	May. 2019	13,254	16,790
Bank	Inventory	(2)(3)	11.47%	$5,465	Aug. 2019	238,623	-
Insurance		(1)	7.50%	$3,093	Nov. 2016	63,457	40,300
Demand Note		(7)	15.00%	$7,500	Apr. 2015	-	30,745
Demand Note	Inventory	(3)	16.00%	$-	Jun. 2015	-	313,477
Demand Note		(4)	-%	$-	Apr. 2015	-	7,500
Demand Note		(5)	12.9%	$-	Jul. 2015	-	250,000
Demand Note		(6)	16.70%	$-	Jun. 2015	106,500	412,618
Total notes payable						$452,723	$1,139,046
Less: Current portion						$(173,510)	$(791,289)

Long-term portion						$279,213	$347,757

Schedule of Maturities of Long-term Debt [Table Text Block]	Future principal payments on long-term debt are as follows:
2017	135,914
2018	59,733
2019	83,566
2020 & thereafter	-
Total	$279,213